CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 317,811,056	$ 98,729,639
Accounts receivable, net of allowance for doubtful accounts of $9,353,689 and $15,471,020 as of December 31, 2013 and 2014, respectively	119,741,936	87,315,892
Deferred tax assets	29,857,574	27,714,132
Prepaid expenses and other current assets	13,355,174	5,556,281
Amounts due from related parties	684	3,471,958
Total current assets	480,766,424	222,787,902
Property and equipment, net	7,158,780	7,027,702
Intangible assets, net	105,418,808	128,530,140
Investment in affiliates	272,850	251,606
Goodwill	40,563,075	40,610,620
Other non-current assets	4,085,597	3,730,275
TOTAL ASSETS	638,265,534	402,938,245
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Leju of $1,422,956 and $370,652 as of December 31, 2013 and 2014, respectively)	370,652	1,422,956
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to Leju of $28,576,202 and $40,946,532 as of December 31, 2013 and 2014, respectively)	48,007,240	30,504,223
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Leju of $27,921,574 and $26,702,856 as of December 31, 2013 and 2014, respectively)	57,246,193	41,436,898
Other tax payable (including other tax payable of the consolidated VIEs without recourse to Leju of $11,024,857 and $15,883,568 as of December 31, 2013 and 2014, respectively)	27,804,416	18,513,869
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Leju of $47,023,449 and $30,147,834 as of December 31, 2013 and 2014, respectively)	5,289,491	4,501,371
Advance from customers and deferred revenue (including advance from customers and deferred revenue of the consolidated VIEs without recourse to Leju of $7,112,620 and $4,617,183 as of December 31, 2013 and 2014, respectively)	5,054,408	7,162,807
Liability for exclusive rights, current (including liability for exclusive rights, current of the consolidated VIEs without recourse to Leju of $8,967,972 and nil as of December 31, 2013 and 2014, respectively)		8,967,972
Accrued marketing and advertising expenses (including accrued marketing and advertising expenses of the consolidated VIEs without recourse to Leju of $4,605,091 and $3,691,831 as of December 31, 2013 and 2014, respectively)	19,269,565	7,374,109
Consideration payable of acquiring non-controlling interest (including consideration payable of acquiring non-controlling interest of the consolidated VIEs without recourse to Leju of nil and 25,645,630 as of December 31, 2013 and 2014, respectively)	25,645,630
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Leju of $2,932,380 and $5,137,314 as of December 31, 2013 and 2014 respectively)	8,613,203	3,700,114
Total current liabilities	197,300,798	123,584,319
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to Leju of $655,563 and $469,579 as of December 31, 2013 and 2014, respectively)	26,041,591	27,563,891
Total liabilities	223,342,389	151,148,210
Commitments and contingencies (Note 14)
Equity:
Ordinary shares ($0.001 par value): 500,000,000 and 500,000,000shares authorized, 120,000,000 and 134,015,621 shares issued and outstanding, as of December 31, 2013 and 2014, respectively	134,015	120,000
Additional paid-in capital	788,246,874	686,378,493
Accumulated deficit	(377,876,220)	(443,294,132)
Subscription receivable	(688,989)	(120,000)
Accumulated other comprehensive income	5,029,663	5,621,576
Total Leju equity	414,845,343	248,705,937
Non-controlling interest	77,802	3,084,098
Total equity	414,923,145	251,790,035
TOTAL LIABILITIES AND EQUITY	$ 638,265,534	$ 402,938,245